Accounts receivable and others	12 Months Ended
Jun. 30, 2022
Disclosure Of Trade And Other Receivables Text Block Abstract
Accounts receivable and others

8. Accounts receivable and others

	Note	2022	2021
Trade accounts receivable	8.1	367,602	162,490
Recoverable taxes	8.2	18,371	8,644
Advances to suppliers (a)		54,258	19,329
Other receivables		2,082	2,143
Total current		442,313	192,606

Trade accounts receivable	8.1	373,954	324,937
Recoverable taxes	8.2	35,019	21,876
Judicial deposits	28	2,215	2,120
Other receivables		163	-
Total noncurrent		411,351	348,933

(a)	The balance includes advances to suppliers made by the Company for the acquisition of inputs for use in the following crop year.

8.1	Trade accounts receivable

	2022	2021
Sale of sugarcane	43,297	43,233
Sale of grains and cottons	127,875	34,502
Sale of beef cattle	491	155
Leases of land	11,969	6,896
Sale of machinery	2,406	1,893
Sale of farms	183,342	77,540
	369,380	164,219

Allowance for expected credit losses	(1,778)	(1,729)

Total current	367,602	162,490

Sale of farms	373,954	324,937

Total noncurrent	373,954	324,937

a)	Changes in accounts receivable from grain, cottons and soybean customers

	Grains/Cottons	Sugarcane
Balance on June 30, 2020	36,777	30,031
Sales in year	364,590	265,062
Receivables	(366,352)	(251,860)
(Addition) Reversal of expected losses	(513)	-
Balance on June 30, 2021	34,502	43,233
Sales in year	753,984	379,242
Receivables	(660,562)	(379,178)
(Addition) Reversal of expected losses	(49)	-
Balance on June 30, 2022	127,875	43,297

b)	Changes in the allowance for expected credit losses:

At June 30, 2020	1,216
Set-up of provision	539
Business Combination	193
Write-off or reversal	(219)
At June 30, 2021	1,729
Set-up of provision	5
Exchange variation	44
At June 30, 2022	1,778

c)	Breakdown of receivable by maturity

	2022	2021
Falling due:
Up to 30 days	159,476	63,403
31 to 90 days	84,922	23,035
91 to 180 days	16,586	18,480
181 to 360 days	105,435	57,328
Over 360 days	373,954	324,937
Past due:
Up to 30 days	855	205
31 to 90 days	328	39
181 to 360 days	-	456
Over 360 days	1,778	1,273
	743,334	489,156

d)	Sales of sugarcane

The Company has two sugarcane supply agreements. The first agreement was with Brenco Companhia Brasileira de Energia Renovável and the second agreement is included in the partnership IV Agreement, as mentioned in Note on Commitments, whose credit risks are assessed in accordance with the internal policy as presented in Note 5.8b.

No expected credit losses on receivables from sugarcane sale was recorded at June 30, 2022 and 2021.

e)	Sales of grains

As of June 30, 2022, the main corn and soybean receivables are from the clients Cargil, Novaagri and CHS Agronegócio and the main corn and soybean sales are from the clients Bunge, Cargill and Novaagri and as of June 30, 2021, the main corn and soybean receivables was from the clients Novaagri, Louis Dreyfus and Bunge and the main corn and soybean sales was from the clients Bunge, Cargill and Agribrasil.

f)	Receivables from sale of farms

Details in relation to receivables from the sale of farms are as follows:

	As of 2021	Sales	Receipts	Fair value adjustment	Exchange variation	As of 2022	Current	Non-current
Araucária IV	4,466	-	(6,134)	1,668	-	-	-	-
Araucária V	42,848	-	(17,532)	2,601	-	27,917	15,027	12,890
Jatobá II	146,953	-	(10,100)	10,999	-	147,852	45,152	102,700
Jatobá III	55,911	-	(3,858)	4,279	-	56,332	17,205	39,127
Jatobá IV	19,088	-	(6,578)	1,733	-	14,243	5,563	8,680
Jatobá V	40,887	-	(2,314)	2,024	-	40,597	19,020	21,577
Jatobá VI	38,442	-	-	997	-	39,439	15,873	23,566
Alto Taquari I	2,972	-	(4,023)	1,051	-	-	-	-
Alto Taquari II	3,780	-	(2,307)	701	-	2,174	2,174	-
Alto Taquari III	11,459	-	(1,257)	533	-	10,735	4,468	6,267
Alto Taquari IV	-	218,426	(96,294)	15,129	-	137,261	40,985	96,276
Bananal IX	15,622	-	(9,800)	447	-	6,269	6,269	-
Bananal X	19,234	-	(20,849)	1,615	-	-	-	-
Fon Fon I	508	-	-	-	28	536	536	-
San Cayetano	307	-	-	-	15	322	322	-
Rio do Meio I	-	97,748	(20,301)	(3,828)	-	73,619	10,748	62,871
Total	402,477	316,174	(201,347)	39,949	43	557,296	183,342	373,954

	As of 2020	Sales	Acquisitions – business combinations	Receipts	Fair value adjustment	Exchange variation	Variable consideration	As of 2021	Current	Non-current
Araucária III	3,336	-	-	(5,084)	1,748	-	-	-	-	-
Araucária IV	7,258	-	-	(6,475)	3,683	-	-	4,466	4,466	-
Araucária V	37,504	-	-	(16,191)	21,535	-	-	42,848	16,582	26,266
Jatobá I	2,569	-	-	(3,945)	1,376	-	-	-	-	-
Jatobá II	129,741	-	-	(48,158)	62,466	-	2,904	146,953	10,033	136,920
Jatobá III	47,384	3,796	-	(18,530)	23,261	-	-	55,911	3,744	52,167
Jatobá IV	15,481	-	-	(4,882)	8,489	-	-	19,088	5,033	14,055
Jatobá V	33,029	-	-	(9,243)	17,101	-	-	40,887	10,139	30,748
Jatobá VI	-	52,063	-	(12,376)	(1,245)	-	-	38,442	6,599	31,843
Alto Taquari I	3,545	-	-	(3,493)	2,758	-	162	2,972	1,489	1,483
Alto Taquari II	3,554	-	-	(2,217)	2,443	-	-	3,780	1,895	1,885
Alto Taquari III	7,946	-	-	(1,085)	4,598	-	-	11,459	940	10,519
Bananal IX	22,405	-	-	(7,000)	217	-	-	15,622	9,638	5,984
Bananal X	-	26,841	-	(7,500)	(107)	-	-	19,234	6,167	13,067
Fon Fon I	-	-	559	-	-	(51)	-	508	508	-
Fon Fon II	-	-	356	(369)	-	13	-	-	-	-
San Cayetano	-	-	335	-	-	(28)	-	307	307	-
Total	313,752	82,700	1,250	(146,548)	148,323	(66)	3,066	402,477	77,540	324,937

Information on sales and the amounts received in the fiscal year ended June 30, 2022 is presented in Notes 2.3 and 22.b.

Variable consideration

In the case of sales for which official measurement during or upon termination of the agreement is mandatory, the Company adopts the variable consideration concept set forth in IFRS 15 – Revenue and does not recognize 2.3% of the sale until the measurement is made. This percentage, whose calculation is based on the highest historical deviation plus a safety margin, represents the risk of proportional reversion upon sale recognition if there is any difference between the area negotiated and the area delivered. The Company has never delivered a narrower area than the negotiated area and recognizes the 2.3% of revenue from sale after the official measurement.

The following table provides a breakdown of credits with the variable consideration element:

			2022
	Accounts Receivable	Variable consideration (2.3%)	Accounts receivable including Variable consideration
Jatobá III	56,332	1,296	57,628
Jatobá IV	14,243	328	14,571
Jatobá V	40,597	934	41,531
Jatobá VI	39,439	907	40,346
Alto Taquari IV	137,261	3,157	140,418
Rio do Meio I	73,619	1,693	75,312
	361,491	8,315	369,806

			2021
	Accounts Receivable 2021	Variable consideration (2.3%)	Accounts receivable including Variable consideration 2021
Jatobá III	55,911	1,286	57,197
Jatobá IV	19,088	439	19,527
Jatobá V	40,887	940	41,827
Jatobá VI	38,442	884	39,326
	154,328	3,549	157,877

8.2	Recoverable taxes

	2022	2021
Withholding income tax (IRRF) on financial investments to be offset	8,658	2,237
Income tax losses and social contribution carryforwards	624	-
Other recoverable taxes and contributions	152	164
Tax on value added - IVA – (Paraguay/Bolivia)	8,644	6,226
Other recoverable taxes	293	17
Total current	18,371	8,644

ICMS recoverable	8,910	9,378
Non-cumulative PIS and COFINS to be offset	12,506	3,934
IRRF on financial investments to be offset	1,991	82
INSS recoverable	70	21
Tax on value added - IVA – (Paraguay/Bolivia)	11,542	8,461
Total noncurrent	35,019	21,876